SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Subsequent events have been evaluated through July 1, 2026, which represents the date the financial statements were issued, and no events, other than discussed below have occurred through that date that would impact the financial statements.

Monroe Street Capital Partners, LP

On May 5, 2026, the Company entered into a Securities Purchase Agreement (the “MSC Purchase Agreement”) with Monroe Street Capital Partners, LP, a Delaware limited partnership (the “MSC Buyer”), pursuant to which the Company issued to the MSC Buyer a Convertible Promissory Note in the principal amount of $67,500 (the “MSC Note”) and a Common Stock Purchase Warrant to purchase up to 385,000 shares of the Company’s common stock (the “MSC Warrant”), in exchange for gross proceeds of $62,500, resulting in net proceeds to the Company of approximately $57,625 after deduction of legal fees and placement agent fees. The foregoing transaction was reported on Form 8-K on May 8, 2026.

Convertible Promissory Note

The MSC Note has a principal amount of $67,500, which includes an original issue discount of $5,000. The MSC Note bears a one-time interest charge of 8% on the principal amount (equal to $5,400), which is guaranteed and earned in full as of the issue date. The MSC Note matures on May 5, 2027. The MSC Note is convertible, at the option of the MSC Buyer, at any time on or following the issue date, into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to 60% of the lowest traded price of the Common Stock on the principal trading market during the twenty (20) trading days prior to the applicable conversion date. The MSC Buyer’s right to convert the MSC Note is subject to a 4.99% beneficial ownership limitation. Upon an event of default, the MSC Note shall become immediately due and payable at an amount equal to 150% of outstanding principal and accrued interest, and default interest shall accrue at the lesser of 18% per annum or the maximum rate permitted by law.

Common Stock Purchase Warrant

In connection with the MSC Purchase Agreement, the Company issued to the MSC Buyer a Common Stock Purchase Warrant to purchase up to 385,000 shares of Common Stock at an exercise price of $0.25 per share. The MSC Warrant is exercisable at any time commencing on May 5, 2026 and expires on May 5, 2031, five (5) years from the issuance date. The MSC Warrant may be exercised on a cashless basis when the market price of one share of Common Stock exceeds the exercise price and no effective registration statement covers the resale of the Warrant Shares. The MSC Buyer’s right to exercise the MSC Warrant is subject to a 4.99% beneficial ownership limitation.

Share Reservation

In connection with the foregoing, the Company entered into an Irrevocable Transfer Agent Instruction Letter and Memorandum of Understanding with Pacific Stock Transfer Company, the Company’s transfer agent, pursuant to which the Company has irrevocably reserved 20,000,000 shares of Common Stock for issuance upon conversion of the MSC Note and exercise of the MSC Warrant. The MSC Note requires a minimum reserve of the greater of 20,000,000 shares or four times the number of shares issuable upon full conversion at the then-applicable conversion price.

Expected Accounting Treatment

The Company is evaluating the accounting for the MSC Note and the MSC Warrant and expects to apply treatment consistent with its accounting for the JSC Note and the LV Note described in Note 9. The Company expects to allocate the gross proceeds of $62,500 between the MSC Note and the MSC Warrant based on their relative fair values in accordance with ASC 470-20, with the amount allocated to the MSC Warrant recorded as additional paid-in capital and as a corresponding debt discount. The $5,000 original issue discount and the one-time 8% guaranteed interest charge of $5,400 are expected to be recorded as debt discount, and the legal and placement agent fees withheld from proceeds as debt issuance costs, in each case amortized to interest expense over the term of the MSC Note. The Company further expects that the MSC Note's variable conversion feature, which provides for conversion at 60% of the lowest traded price of the Common Stock during the twenty (20) trading days preceding the applicable conversion date, will be bifurcated from the host instrument and accounted for as a derivative liability measured at fair value in accordance with ASC 815, consistent with the JSC Note and the LV Note. To the extent the initial fair value of the bifurcated derivative liability exceeds the net carrying value of the MSC Note, the Company expects to recognize a day-one loss. The financial effects of the MSC Note and the MSC Warrant will be reflected in the Company's condensed financial statements for the quarter ending July 31, 2026.

Lambda Ventures LLC – Issuance of Initial Commitment Shares

On May 27, 2026, subsequent to the April 30, 2026 balance sheet date, the Company issued 500,000 shares of its Common Stock (the “Initial Commitment Shares”) to Lambda Ventures LLC pursuant to the Equity Purchase Agreement dated April 27, 2026, as more fully described in Note 6. The Initial Commitment Shares were earned in full upon execution of the Purchase Agreement on April 27, 2026, and the fair value of $55,000 (500,000 shares at $0.11 per share, the closing price on April 27, 2026) was recorded as common stock payable in the accompanying balance sheet as of April 30, 2026. Upon physical issuance on May 27, 2026, the $55,000 common stock payable balance was reclassified to permanent equity, with $500 credited to common stock (par value $0.001 × 500,000 shares) and $54,500 credited to additional paid-in capital. No additional compensation expense was recognized at the time of issuance. The shares were issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended.

Issuance of Common Stock under Regulation A

On May 29, 2026, the Company issued 33,334 shares of common stock under Regulation A for funds received during the quarter ended January 31, 2026.

NOTE 10 – SUBSEQUENT EVENTS

Subsequent events have been evaluated through February 6, 2026, which represents the date the financial statements were issued, and no events, other than discussed below have occurred through that date that would impact the financial statements.

Common Stock Issued

The Company entered into a Stock Subscription Agreement with an accredited investor (under Rule 506(b) of Regulation D under the Securities Act of 1933, as amended), whereby the Company privately sold a total of 500,000 shares of its common stock, $0.001 par value per share (“common stock”), for a cash purchase price of $12,500 on November 13, 2025 as ‘restricted securities’ under Rule 144 of the Securities Act. The proceeds from the sale of common stock will be used for operating capital.

Pursuant to the Company’s Regulation A offering, which was qualified by the Securities and Exchange Commission on December 11, 2025, the Company entered into stock subscription agreements for its common stock at a purchase price of $0.15 per share. On December 13, 2025, the Company received cash proceeds of $5,000 for shares that had not yet been issued as of the reporting date. On January 12, 2026, the Company received cash proceeds of $50,000 for 333,334 shares of common stock, which were issued on January 23, 2026.

Convertible Note Conversion

On December 12, 2025, following the qualification of the Company’s Regulation A Offering Statement on Form 1-A (“Form 1-A”) by the SEC on December 11, 2025, the Company converted $47,446 of principal and accrued interest under a convertible promissory note issued to Newlan Law Firm, PLLC in exchange for legal services in connection with the Form 1-A. The conversion was effected at a price of $0.245625 per share, representing 75% of the price of the Company’s common stock on the trading day immediately preceding the conversion, and resulted in the issuance of 193,164 shares of the Company’s common stock.

Extension of Promissory Notes

On December 19, 2024, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2024 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2024 to December 31, 2025. The extended notes bear interest at 2% per annum and have an aggregate outstanding principal balance of $785,000 as of October 31, 2025. The original issuance dates, principal amounts, and current balances of these notes are detailed in the table above.

Subsequent to October 31, 2025, the Company executed additional extensions of these promissory notes, extending the maturity dates from December 31, 2025 to December 31, 2026. These subsequent extensions are disclosed in Note 8 – Related Party Transactions.